Commitments and Contingencies	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 28, 2025	Dec. 31, 2024	Dec. 28, 2024
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES

NOTE 15. COMMITMENTS AND CONTINGENCIES

Legal Proceedings

The Company is involved in matters that involve various claims which have arisen in the normal course of business. The Company does not believe any liabilities that may arise as a result of such claims will have a material adverse effect, individually or in the aggregate, on its business, results of operations, cash flows or financial condition.

Note 18. Commitments and Contingencies

Legal Proceedings

The Company is involved in matters that involve various claims which have arisen in the normal course of business. The Company does not believe any liabilities that may arise as a result of such claims will have a material adverse effect, individually or in the aggregate, on its business, results of operations, cash flows, or financial condition.

NV5 Global, Inc. [Member]
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES

Note 12 – Commitments and Contingencies

Litigation, Claims and Assessments

The Company is subject to certain claims and lawsuits typically filed against the engineering, consulting and construction profession, alleging primarily professional errors or omissions. The Company carries professional liability insurance, subject to certain deductibles and policy limits, against such claims. However, in some actions, parties are seeking damages that exceed our insurance coverage or for which we are not insured. While management does not believe that the resolution of these claims will have a material adverse effect, individually or in aggregate, on its financial position, results of operations or cash flows, management acknowledges the uncertainty surrounding the ultimate resolution of these matters.

During the three and six months ended June 28, 2025, the Company received proceeds from a $14,000 insurance recovery claim related to a prior acquisition.

As of the date of filing this Quarterly Report on Form 10-Q, NV5 has received several demand letters from purported NV5 stockholders alleging, among other things, that the Joint Proxy Statement/Prospectus omits material information with respect to the Merger, rendering the disclosures set forth therein false and misleading in violation of Sections 14(a) and 20(a) of the Securities Exchange Act of 1934, as amended, and seeking NV5 books and records pursuant to Section 220 of the Delaware General Corporation Law (collectively, the “Demand Letters”). On July 8, 2025, a purported stockholder of NV5 filed a complaint in the Supreme Court of the State of New York, County of New York captioned Williams v. NV5 Global, Inc., et al. (the “Williams Complaint”), alleging substantially the same claims as the Demand Letters. On July 9, 2025, a purported stockholder of NV5 filed a complaint in the Supreme Court of the State of New York, County of New York, captioned Miller v. NV5 Global, Inc., et al. (the Miller Complaint and together with the Williams Complaint, the “Complaints”).

Additional lawsuits may also be brought against TIC Solutions, NV5 or their respective directors and could seek, among other things, injunctive relief or other equitable relief, including a request to rescind parts of the Merger Agreement already implemented and to otherwise enjoin the parties from consummating the Merger. One of the conditions to the closing of the Merger is that no injunction by any court or other tribunal of competent jurisdiction has been entered and continues to be in effect and no law has been adopted or is effective, in either case that prohibits or makes illegal the closing of the Merger. Consequently, if a plaintiff is successful in obtaining an injunction prohibiting completion of the Merger, that injunction may delay or prevent the Merger from being completed within the expected timeframe or at all, which may adversely affect TIC Solutions’ and NV5’s respective business, financial position and results of operation.

There can be no assurance that any of the defendants will be successful in the outcome of any pending or any potential future lawsuits. The defense or settlement of any lawsuit or claim that remains unresolved at the time the Merger is completed may adversely affect TIC Solutions’ or NV5’s business, financial condition, results of operations and cash flows

Note 14 – Commitments and Contingencies

Litigation, Claims, and Assessments

The Company is subject to certain claims and lawsuits typically filed against the engineering, consulting and construction profession, alleging primarily professional errors or omissions. The Company carries professional liability insurance, subject to certain deductibles and policy limits, against such claims. However, in some actions, parties are seeking damages that exceed our insurance coverage or for which we are not insured. While management does not believe that the resolution of these claims will have a material adverse effect, individually or in aggregate, on its financial position, results of operations or cash flows, management acknowledges the uncertainty surrounding the ultimate resolution of these matters.